Interest rate benchmark reform	6 Months Ended
Jun. 30, 2023
Disclosure Of Interest Rate Benchmark Reform [Line Items]
Disclosure of how entity is managing transition to alternative benchmark rates, its progress at reporting date and risks to which it is exposed arising from financial instruments because of transition [text block]
Note 14

Interest rate benchmark reform
During 2023, the Group

has largely completed the

transition of the remaining

USD London Interbank

Offered Rate
(LIBOR) contracts.

The transition

of the

largest remaining

non-derivative exposure,

the US

mortgage portfolio

of
approximately USD 9
bn as

of 31 December

2022 (excluding

an insignificant

amount related

to Credit

Suisse US
mortgages), had been substantially

completed as of 30 June

2023, with these

contracts automatically converting
to term Secured Overnight Financing

Rate (SOFR) from their next interest

rate reset date following the

cessation of
the

respective

USD

LIBOR

rates,

i.e.,

30 June

2023.

Corporate

loans

granted

by

the

Investment

Bank

and

the
Investment Bank (Credit Suisse),

as well as Wealth Management (Credit

Suisse), have now either been transitioned
to

alternative

rates

or

are

temporarily

utilizing

the

last

available

USD

LIBOR

fixing

to

complete

transition,

with
approximately USD 2
bn

(predominantly attributable

to

positions

acquired

through

the

acquisition

of

the

Credit
Suisse Group) relying on synthetic

LIBOR rates. The Group will

continue to focus on the

transition of the remaining
synthetic LIBOR rate exposures to alternative

rates throughout the remainder of 2023.
In August 2022,

to facilitate the

transition of derivatives

linked to the USD

LIBOR Swap Rate,

the Group adhered

to
the June 2022 Benchmark

Module of the ISDA 2021

Fallbacks Protocol on the

USD LIBOR Swap Rate. The

majority
of

these

contracts

had

transitioned

as

of

30 June

2023,

with

a

small

number

of

contracts

transitioned

in

July
2023.The

transition

of

USD

LIBOR-cleared

derivatives

has

been

effected

through

industry-wide

central

clearing
counterparty conversion events that occurred primarily in April and May 2023.

As of 30 June 2023, the transition
of these USD LIBOR-linked derivatives has been materially

accomplished.
The Group

has approximately

USD
6
bn equivalent

of yen-,

pounds sterling-

and US

dollar-denominated publicly
issued benchmark bonds (including approximately USD 3
bn of benchmark notes assumed

by UBS Group AG

as a
result

of

the

acquisition

of

the

Credit

Suisse

Group)

that,

per

current

contractual

terms,

if

not

called

on

their
respective call dates, would

reset based directly on

JPY LIBOR, GBP LIBOR,

and USD LIBOR, respectively.

In addition,
certain benchmark bonds publicly

issued by the Group

reference rates indirectly derived

from IBORs, if they

are not
called on

their respective call

dates. These

bonds have robust

fallback language and

the confirmation of

interest
rate calculation mechanics will be communicated

in advance of any rate resets.